Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 16, 2011
Registrant Name	dei_EntityRegistrantName	Drexel Hamilton Mutual Funds
Central Index Key	dei_EntityCentralIndexKey	0001517238
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 16, 2011
Prospectus Date	rr_ProspectusDate	Nov 16, 2011

Drexel Hamilton Centre American Equity Fund
SUMMARY OF DREXEL HAMILTON CENTRE AMERICAN EQUITY FUND
INVESTMENT OBJECTIVES
The Drexel Hamilton Centre American Equity Fund (the "Fund") seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUNDS
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Drexel Hamilton Centre American Equity Fund
Redemption Fee (as a percentage of amount redeemed; charged upon any redemption of shares within 90 days of the issuance of such shares)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Drexel Hamilton Centre American Equity Fund
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	1.44%
Total Annual Fund Operating Expenses		2.19%
Expense Reimbursement	[2]	(0.94%)
Total Annual Fund Operating Expenses (after expense reimbursements)	[2]	1.25%
[1]	Estimated for the current fiscal year.
[2]	The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, litigation, brokerage, extraordinary expenses, and any transactions costs associated with short sales which may include but are not limited to brokerage commissions and dividends that are paid to persons from whom the Fund borrows securities) to an annual rate of 1.25% of the average net assets of the Fund. Net expenses after waiver will include the costs of selling short. This expense limitation and fee waiver agreement may be terminated by the Advisor at any time after November 17, 2012. Prior to November 17, 2012 the expense limitation and fee waiver agreement may only be terminated by the Board of Trustees of Drexel Hamilton Mutual Funds. The Adviser may recoup any waived amount, including organizational fees, from each Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed then existing expense limitations, at the time the waiver or reimbursement is made, and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the expense limitation agreement will remain in effect only through November 17, 2012 so the Fund's expense thereafter will be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Drexel Hamilton Centre American Equity Fund	127	594

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Drexel Hamilton Centre American Equity Fund is a diversified fund that normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of large capitalization U.S. companies. U.S. companies, for this purpose, will consist of those companies which i) are incorporated in the U.S., and ii) list their common stock on and principally trade on NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market, or the NASDAQ Capital Market. The 80% portion of the Fund's portfolio will consist of investments in U.S. companies that are members of the S&P 500 Index or possess similar market capitalization (greater than $3.0 billion) and trading volume attributes. The remaining 20% of the Fund's net assets, plus borrowings for investment purposes, may include small-cap and mid-cap companies with market capitalizations of less than $3.0 billion, preferred stock, ETFs, and other securities noted below.

In selecting investments for the Fund, Centre Asset Management, LLC, the Fund's sub-adviser (the "Sub-Adviser"), utilizes a "bottom-up" fundamental stock selection process that the Sub-Adviser believes yields a more accurate picture of a company's intrinsic value. The Sub-Adviser analyzes a variety of factors when selecting investments for the Fund such as, a company's operations, risk profile, growth expectations and valuation of its securities. The Sub-Adviser utilizes a disciplined, Economic Value Added (EVA)[1] framework to select investments. The framework focuses on the fundamentals of wealth creation and wealth destruction similar to the way a traditional, long-term focused corporate financier looking at all aspects of the business would assess a company's value. In the shorter-term, markets often undervalue or overvalue a company's ability to create or destroy wealth. The Sub-Adviser's framework seeks to identify and exploit these investment opportunities. The approach is designed to capture excess returns when the market price of a stock converges toward the Sub-Adviser's target price.

In determining whether a particular company or security may be a suitable investment for the Fund, the Sub-Adviser may focus on any number of different attributes that may include, without limitation: the company's ability to generate a favorable returns in light of current growth prospects, market position and expertise, brand value, pricing power, measures of financial strength (e.g., strong balance sheet), profit margin changes, return on capital improvement, sustainability of revenue growth, ability to generate cash flow, strong management, commitment to shareholders interests, dividends or current income, market share gains, innovation and reinvestment, corporate governance and other indications that a company or a security may be an attractive investment. Lastly, the Sub-Adviser integrates security selection with appropriate stock position sizing (determining the appropriate percentage of the Fund's assets to commit to a particular investment) in order to maximize return relative to risk.

The Fund's portfolio will consist of common stocks, preferred stocks, cash, real estate investment trusts ("REITs"), and certain derivative products and investment company securities. The Fund's common stock investments will consist of exchange-listed equities from companies across various industry sectors and market capitalizations. The Fund may invest in preferred stocks when the attributes of a particular company's preferred stock is superior, in terms of total return (dividends plus capital appreciation), to the common shares of the same company. The Fund will generally maintain a fully-invested posture. As such, cash will be held to a minimum. Further, while the Fund will generally hold less than 2% of its portfolio in cash, significant client inflows may temporarily increase cash positions. The Fund may invest in REIT securities of a diversified nature (both commercial and residential) if the issuers are members of the S&P 500 Index or possess similar market capitalization characteristics (greater than $3.0 billion) and trading volume attributes. REITs are collective investment vehicles which are designed to invest in real estate.

[1]	Economic Value Added ("EVA") is a trademark of EVA Dimension, LLC.

The Fund may also purchase or sell exchange-traded derivative products, such as exchange-traded futures and options (especially futures and options on the S&P 500 Index), that are fully collateralized by cash or securities, from time to time for temporary cash management or investment transition purposes. For example, the Sub-Adviser might invest in S&P 500 Index futures to increase the Fund's overall market exposure following cash inflows from new investments in the Fund. The Fund may also utilize exchange traded futures and options to hedge the risks of existing stock positions in the Fund's portfolio. The notional value of the Fund's aggregate investments in futures and other derivatives will be limited so as not exceed the net asset value of the Fund, after taking into account existing stock investments. The Fund will not use derivatives explicitly to obtain leverage for the Fund but, derivatives, such as exchange-traded futures and options, contain "inherent" leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payments or liabilities that are larger than the initial margin or premiums required to establish such positions. The Fund may invest in other investment companies including closed-end funds and Exchange Traded Funds ("ETFs"), although these investments will be limited to no more than 10% of the Fund's net assets.

The Sub-Adviser may sell or reduce the Fund's position in a security when the facts or analysis surrounding the reason to originally put the security in the Fund's portfolio have changed. The Fund may engage in frequent or active trading depending on market conditions, resulting in a high portfolio turnover rate. A high portfolio turnover rate may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund's performance.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Derivative Risk. Loss may result from the Fund's investments in exchange-traded futures and options. The value of derivatives in which the Fund may invest may rise or fall more rapidly than other investments. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Although, the Fund will not use derivatives explicitly to obtain leverage for the Fund, derivatives, such as exchange-traded futures and options, contain "inherent" leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payments or liabilities that are larger than the initial margin or premiums required to establish such positions. Combined with the volatility of derivatives prices, the leveraged nature of derivatives trading could cause the Fund to sustain large and sudden losses. Additionally, because the Fund's policy is to limit derivative investments only by the Fund's net asset value, after taking into account existing stock investments, losses in the Fund's derivative investments could result in the Fund being called upon to meet obligations in an amount equal to the Fund's net asset value, which could leave the Fund with no assets or insufficient assets to carry on operations, and could, as a result, cause the Fund to wind down its operations.

Risks Related to Investing in Other Investment Companies. The Fund's investment strategy may involve investing in other investment companies, such as ETFs and closed-end funds. The Fund will not invest in "private funds" that rely upon the exemptions contained in Sections 3(c)(1) or 3(c)(7) of the Investment Company Act of 1940.

To the extent the Fund invests in other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in such other investment company shares. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. Furthermore, these types of investments by the Fund could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Closed-End Funds Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies. In addition, since many, but not all, closed-end funds trade on exchanges, the Fund will also incur brokerage expenses and commissions when it buys or sells closed-end fund shares that are exchange-traded.

Risks of Investing in REITs. To the extent that the Fund invests in real estate investment trusts (REITs), it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. These additional expenses are included under "Other Expenses" in the Annual Fund Operating Expenses detailed above. A Fund's investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.

Market risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets. Stock prices change daily as a result of many factors, including developments affecting the condition of individual companies, the sector or industries in which they operate, and the market in general. The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions. In a declining stock market, prices for all companies (including those in the Fund's portfolio) may decline regardless of their long-term prospects. The Fund's performance per share will change daily in response to such factors.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may more heavily invest will vary; however, the Fund will invest less than 25% of its assets in any one industry or group of industries.

Portfolio Turnover Risk. The manager will sell portfolio securities when it is in the interests of the Fund and its shareholders to do so. Tax consequences are considered; however, the decision to sell a security is first and foremost an investment-driven one. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains and losses. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Investment Adviser Risk. The Adviser's implementation of the Fund's strategy may fail to produce the intended results. The Sub-Adviser's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. Investors in the Fund bear the risk that neither the Adviser nor the Sub-Adviser has had previous direct experience managing an investment company registered under the 1940 Act, which may limit their effectiveness.

New Fund Risk: The Fund is a newly organized entity, and has no operating history. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Political/Economic Risk. Changes in economic and tax policies, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund's investments.

General Uncertainty Concerning Future Regulatory Changes. Regulatory changes may be imposed on the financial markets that could significantly restrict or affect the Adviser's ability to access financial markets. Any such regulations may impair the liquidity of the investments made by the Fund.

PERFORMANCE INFORMATION

Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here. You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Drexel Hamilton Mutual Funds
Prospectus Date	rr_ProspectusDate	Nov 16, 2011
Drexel Hamilton Centre American Equity Fund | Drexel Hamilton Centre American Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed; charged upon any redemption of shares within 90 days of the issuance of such shares)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.44%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.94%)	[2]
Total Annual Fund Operating Expenses (after expense reimbursements)	rr_NetExpensesOverAssets	1.25%	[2]
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	594
Drexel Hamilton Centre American Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF DREXEL HAMILTON CENTRE AMERICAN EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Drexel Hamilton Centre American Equity Fund (the "Fund") seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUNDS
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 17, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the expense limitation agreement will remain in effect only through November 17, 2012 so the Fund's expense thereafter will be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Drexel Hamilton Centre American Equity Fund is a diversified fund that normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of large capitalization U.S. companies. U.S. companies, for this purpose, will consist of those companies which i) are incorporated in the U.S., and ii) list their common stock on and principally trade on NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market, or the NASDAQ Capital Market. The 80% portion of the Fund's portfolio will consist of investments in U.S. companies that are members of the S&P 500 Index or possess similar market capitalization (greater than $3.0 billion) and trading volume attributes. The remaining 20% of the Fund's net assets, plus borrowings for investment purposes, may include small-cap and mid-cap companies with market capitalizations of less than $3.0 billion, preferred stock, ETFs, and other securities noted below.

In selecting investments for the Fund, Centre Asset Management, LLC, the Fund's sub-adviser (the "Sub-Adviser"), utilizes a "bottom-up" fundamental stock selection process that the Sub-Adviser believes yields a more accurate picture of a company's intrinsic value. The Sub-Adviser analyzes a variety of factors when selecting investments for the Fund such as, a company's operations, risk profile, growth expectations and valuation of its securities. The Sub-Adviser utilizes a disciplined, Economic Value Added (EVA)[1] framework to select investments. The framework focuses on the fundamentals of wealth creation and wealth destruction similar to the way a traditional, long-term focused corporate financier looking at all aspects of the business would assess a company's value. In the shorter-term, markets often undervalue or overvalue a company's ability to create or destroy wealth. The Sub-Adviser's framework seeks to identify and exploit these investment opportunities. The approach is designed to capture excess returns when the market price of a stock converges toward the Sub-Adviser's target price.

In determining whether a particular company or security may be a suitable investment for the Fund, the Sub-Adviser may focus on any number of different attributes that may include, without limitation: the company's ability to generate a favorable returns in light of current growth prospects, market position and expertise, brand value, pricing power, measures of financial strength (e.g., strong balance sheet), profit margin changes, return on capital improvement, sustainability of revenue growth, ability to generate cash flow, strong management, commitment to shareholders interests, dividends or current income, market share gains, innovation and reinvestment, corporate governance and other indications that a company or a security may be an attractive investment. Lastly, the Sub-Adviser integrates security selection with appropriate stock position sizing (determining the appropriate percentage of the Fund's assets to commit to a particular investment) in order to maximize return relative to risk.

The Fund's portfolio will consist of common stocks, preferred stocks, cash, real estate investment trusts ("REITs"), and certain derivative products and investment company securities. The Fund's common stock investments will consist of exchange-listed equities from companies across various industry sectors and market capitalizations. The Fund may invest in preferred stocks when the attributes of a particular company's preferred stock is superior, in terms of total return (dividends plus capital appreciation), to the common shares of the same company. The Fund will generally maintain a fully-invested posture. As such, cash will be held to a minimum. Further, while the Fund will generally hold less than 2% of its portfolio in cash, significant client inflows may temporarily increase cash positions. The Fund may invest in REIT securities of a diversified nature (both commercial and residential) if the issuers are members of the S&P 500 Index or possess similar market capitalization characteristics (greater than $3.0 billion) and trading volume attributes. REITs are collective investment vehicles which are designed to invest in real estate.

[1]	Economic Value Added ("EVA") is a trademark of EVA Dimension, LLC.

The Fund may also purchase or sell exchange-traded derivative products, such as exchange-traded futures and options (especially futures and options on the S&P 500 Index), that are fully collateralized by cash or securities, from time to time for temporary cash management or investment transition purposes. For example, the Sub-Adviser might invest in S&P 500 Index futures to increase the Fund's overall market exposure following cash inflows from new investments in the Fund. The Fund may also utilize exchange traded futures and options to hedge the risks of existing stock positions in the Fund's portfolio. The notional value of the Fund's aggregate investments in futures and other derivatives will be limited so as not exceed the net asset value of the Fund, after taking into account existing stock investments. The Fund will not use derivatives explicitly to obtain leverage for the Fund but, derivatives, such as exchange-traded futures and options, contain "inherent" leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payments or liabilities that are larger than the initial margin or premiums required to establish such positions. The Fund may invest in other investment companies including closed-end funds and Exchange Traded Funds ("ETFs"), although these investments will be limited to no more than 10% of the Fund's net assets.

The Sub-Adviser may sell or reduce the Fund's position in a security when the facts or analysis surrounding the reason to originally put the security in the Fund's portfolio have changed. The Fund may engage in frequent or active trading depending on market conditions, resulting in a high portfolio turnover rate. A high portfolio turnover rate may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund's performance.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Derivative Risk. Loss may result from the Fund's investments in exchange-traded futures and options. The value of derivatives in which the Fund may invest may rise or fall more rapidly than other investments. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Although, the Fund will not use derivatives explicitly to obtain leverage for the Fund, derivatives, such as exchange-traded futures and options, contain "inherent" leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payments or liabilities that are larger than the initial margin or premiums required to establish such positions. Combined with the volatility of derivatives prices, the leveraged nature of derivatives trading could cause the Fund to sustain large and sudden losses. Additionally, because the Fund's policy is to limit derivative investments only by the Fund's net asset value, after taking into account existing stock investments, losses in the Fund's derivative investments could result in the Fund being called upon to meet obligations in an amount equal to the Fund's net asset value, which could leave the Fund with no assets or insufficient assets to carry on operations, and could, as a result, cause the Fund to wind down its operations.

Risks Related to Investing in Other Investment Companies. The Fund's investment strategy may involve investing in other investment companies, such as ETFs and closed-end funds. The Fund will not invest in "private funds" that rely upon the exemptions contained in Sections 3(c)(1) or 3(c)(7) of the Investment Company Act of 1940.

To the extent the Fund invests in other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in such other investment company shares. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. Furthermore, these types of investments by the Fund could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Closed-End Funds Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies. In addition, since many, but not all, closed-end funds trade on exchanges, the Fund will also incur brokerage expenses and commissions when it buys or sells closed-end fund shares that are exchange-traded.

Risks of Investing in REITs. To the extent that the Fund invests in real estate investment trusts (REITs), it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. These additional expenses are included under "Other Expenses" in the Annual Fund Operating Expenses detailed above. A Fund's investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.

Market risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets. Stock prices change daily as a result of many factors, including developments affecting the condition of individual companies, the sector or industries in which they operate, and the market in general. The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions. In a declining stock market, prices for all companies (including those in the Fund's portfolio) may decline regardless of their long-term prospects. The Fund's performance per share will change daily in response to such factors.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may more heavily invest will vary; however, the Fund will invest less than 25% of its assets in any one industry or group of industries.

Portfolio Turnover Risk. The manager will sell portfolio securities when it is in the interests of the Fund and its shareholders to do so. Tax consequences are considered; however, the decision to sell a security is first and foremost an investment-driven one. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains and losses. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Investment Adviser Risk. The Adviser's implementation of the Fund's strategy may fail to produce the intended results. The Sub-Adviser's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. Investors in the Fund bear the risk that neither the Adviser nor the Sub-Adviser has had previous direct experience managing an investment company registered under the 1940 Act, which may limit their effectiveness.

New Fund Risk: The Fund is a newly organized entity, and has no operating history. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Political/Economic Risk. Changes in economic and tax policies, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund's investments.

General Uncertainty Concerning Future Regulatory Changes. Regulatory changes may be imposed on the financial markets that could significantly restrict or affect the Adviser's ability to access financial markets. Any such regulations may impair the liquidity of the investments made by the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of your money is a principal risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here. You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here.

[1]	Estimated for the current fiscal year.
[2]	The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, litigation, brokerage, extraordinary expenses, and any transactions costs associated with short sales which may include but are not limited to brokerage commissions and dividends that are paid to persons from whom the Fund borrows securities) to an annual rate of 1.25% of the average net assets of the Fund. Net expenses after waiver will include the costs of selling short. This expense limitation and fee waiver agreement may be terminated by the Advisor at any time after November 17, 2012. Prior to November 17, 2012 the expense limitation and fee waiver agreement may only be terminated by the Board of Trustees of Drexel Hamilton Mutual Funds. The Adviser may recoup any waived amount, including organizational fees, from each Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed then existing expense limitations, at the time the waiver or reimbursement is made, and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

Drexel Hamilton Centre Global Equity Fund
SUMMARY OF DREXEL HAMILTON CENTRE GLOBAL EQUITY FUND
INVESTMENT OBJECTIVES
The Drexel Hamilton Centre Global Equity Fund (the "Fund") seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Drexel Hamilton Centre Global Equity Fund
Redemption Fee (as a percentage of amount redeemed; charged upon any redemption of shares within 90 days of the issuance of such shares)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Drexel Hamilton Centre Global Equity Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	1.68%
Total Annual Fund Operating Expenses		2.68%
Expense Reimbursement	[2]	(1.43%)
Total Annual Fund Operating Expenses (after expense reimbursements)	[2]	1.25%
[1]	Estimated for the current fiscal year.
[2]	The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, litigation, brokerage, extraordinary expenses, and any transactions costs associated with short sales which may include but are not limited to brokerage commissions and dividends that are paid to persons from whom the Fund borrows securities) to an annual rate of 1.25% of the average net assets of the Fund. Net expenses after waiver will include the costs of selling short. This expense limitation and fee waiver agreement may be terminated by the Adviser at any time after November 17, 2012. Prior to November 17, 2012 the expense limitation and fee waiver agreement may only be terminated by the Board of Trustees of Drexel Hamilton Mutual Funds. The Adviser may recoup any waived amount, including organizational fees, from each Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed then existing expense limitations, at the time the waiver reimbursement is made and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the expense limitation agreement will remain in effect only through November 17, 2012 so the Fund's expense thereafter will be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Drexel Hamilton Centre Global Equity Fund	127	696

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Drexel Hamilton Centre Global Equity Fund is a diversified fund that normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of large capitalization U.S. and foreign (non-U.S.) companies located throughout the world. U.S. companies, for this purpose, will consist of those companies which i) are incorporated in the U.S. and ii) list their common stock on and principally trade on NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market, or the NASDAQ Capital Market. Generally, more than 50% of the Fund's net assets, plus borrowings for investment purposes, will be invested in non-U.S. companies. The 80% portion of the Fund's portfolio will consist of investments in companies that are members of the MSCI All Country World Index or possess similar market capitalization (greater than $3.0 billion) and trading volume attributes. The remaining 20% of the Fund's net assets, plus borrowings for investment purposes, may include small-cap and mid-cap companies with market capitalizations of less than $3.0 billion, preferred stock, ETFs, and other securities noted below.

In selecting investments for the Fund, Centre Asset Management, LLC, the Fund's sub-adviser (the "Sub-Adviser"), utilizes a "bottom-up" fundamental stock selection process that the Sub-Adviser believes yields a more accurate picture of a company's intrinsic value. The Sub-Adviser analyzes a variety of factors when selecting investments for the Fund such as, a company's operations, risk profile, growth expectations and valuation of its securities. The Sub-Adviser utilizes a disciplined, Economic Value Added (EVA)[2] framework to select investments. The framework focuses on the fundamentals of wealth creation and wealth destruction similar to the way a traditional, long-term focused corporate financier looking at all aspects of the business would assess a company's value. In the shorter-term, markets often undervalue or overvalue a company's ability to create or destroy wealth. The Sub-Adviser's framework seeks to identify and exploit these investment opportunities. The approach is designed to capture excess returns when the market price of a stock converges toward the Sub-Adviser's target price.

In determining whether a particular company or security may be a suitable investment for the Fund, the Sub-Adviser may focus on any number of different attributes that may include, without limitation: the company's ability to generate a favorable returns in light of current growth prospects, market position and expertise, brand value, pricing power, measures of financial strength (e.g., strong balance sheet), profit margin changes, return on capital improvement, sustainability of revenue growth, ability to generate cash flow, strong management, commitment to shareholders interests, dividends or current income, market share gains, innovation and reinvestment, corporate governance and other indications that a company or a security may be an attractive investment. Lastly, the Sub-Adviser integrates security selection with appropriate stock position sizing (determining the appropriate percentage of the Fund's assets to commit to a particular investment) in order to maximize return relative to risk.

[2]	Economic Value Added ("EVA") is a trademark of EVA Dimension, LLC.

The Fund's portfolio will consist of common stocks, preferred stocks, depositary receipts, cash, real estate investment trusts ("REITs"), and certain derivative products and investment company securities. The Fund's common stock investments will consist of exchange-listed equities from companies across various industry sectors and market capitalizations. The Fund may invest in preferred stocks when the attributes of a particular company's preferred stock is superior, in terms of total return (dividends plus capital appreciation), to the common shares of the same company. The Fund will generally maintain a fully-invested posture. As such, cash will be held to a minimum. Further, while the Fund will generally hold less than 2% of its portfolio in cash, significant client inflows may temporarily increase cash positions. The Fund may invest in REIT securities of a diversified nature (both commercial and residential) if the issuers are members of the MSCI All Country World Index or possess similar market capitalization characteristics (greater than $3.0 billion) and trading volume attributes. REITs are collective investment vehicles which are designed to invest in real estate.

The Fund may also purchase or sell exchange-traded derivative products, such as exchange-traded futures and options (especially futures and options on major indexes like the S&P 500 Index), that are fully collateralized by cash or securities, from time to time for temporary cash management or investment transition purposes. For example, the Sub-Adviser might invest in S&P 500 Index futures to increase the Fund's overall market exposure following cash inflows from new investments in the Fund. The Fund may also utilize exchange traded futures and options to hedge the risks of existing stock positions in the Fund's portfolio, including risks related to the Fund's exposure to foreign currencies. The notional value of the Fund's aggregate investments in futures and other derivatives will be limited so as not exceed the net asset value of the Fund, after taking into account existing stock investments. The Fund will not use derivatives explicitly to obtain leverage for the Fund but, derivatives, such as exchange-traded futures and options, contain "inherent" leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payments or liabilities that are larger than the initial margin or premiums required to establish such positions. The Fund may invest in other investment companies including closed-end funds and Exchange Traded Funds ("ETFs"), although these investments will be limited to no more than 10% of the Fund's net assets.

The Fund may invest a substantial portion of its net assets in emerging market securities as well as engage in transactions in foreign currencies. There is no limit on the amount of the Fund's portfolio which may be invested in emerging market securities.

The Sub-Adviser may sell or reduce the Fund's position in a security when the facts or analysis surrounding the reason to originally put the security in the Fund's portfolio have changed. The Fund may engage in frequent or active trading depending on market conditions, resulting in a high portfolio turnover rate. A high portfolio turnover rate may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund's performance.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Derivatives Risk. Loss may result from the Fund's investments in exchange-traded futures and options. The value of derivatives in which the Fund may invest may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Although, the Fund will not use derivatives explicitly to obtain leverage for the Fund, derivatives, such as exchange-traded futures and options, contain "inherent" leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payments or liabilities that are larger than the initial margin or premiums required to establish such positions. Combined with the volatility of derivatives prices, the leveraged nature of derivatives trading could cause the Fund to sustain large and sudden losses. Additionally, because the Fund's policy is to limit derivative investments only by the Fund's net asset value, after taking into account existing stock investments, losses in the Fund's derivative investments could leave the Fund with no assets or insufficient assets to carry on operations, and could, as a result, cause the Fund to wind down its operations.

Risks Related to Investing in Other Investment Companies . The Fund's investment strategy may involve investing in other investment companies, such as ETFs and closed-end funds. The Fund will not invest in "private funds" that rely upon the exemptions contained in Sections 3(c)(1) or 3(c)(7) of the Investment Company Act of 1940.

To the extent the Fund invests in other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in such other investment company shares. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. Furthermore, these types of investments by the Fund could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Closed-End Funds Risk . The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies. In addition, since many, but not all, closed-end funds trade on exchanges, the Fund will also incur brokerage expenses and commissions when it buys or sells closed-end fund shares that are exchange traded.

Risks of Investing in REITs . To the extent that the Fund invests in real estate investment trusts (REITs), it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. These additional expenses are included under "Other Expenses" in the Annual Fund Operating Expenses detailed above. A Fund's investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Foreign Securities Risk. The Fund will invest in foreign securities, which involve investment risks different from those associated with domestic securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

Emerging Market Risk. The Fund will invest in foreign securities in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities. The Fund is not limited in the amount of assets that it may invest into emerging market securities; therefore, the Fund is at a greater risk of loss due to the risks of investing in emerging market countries if the Fund invests a significant portion of its assets in such countries.

Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.

Currency Risk. Currency risk is the chance that changes in currency exchange rates will negatively affect securities denominated in, and/or companies receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a portfolio's investment in securities denominated in a foreign currency or may widen existing losses. Currency gains and losses could occur regardless of the performance of the underlying investment.

Market risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets. Stock prices change daily as a result of many factors, including developments affecting the condition of individual companies, the sector or industries in which they operate, and the market in general. The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions. In a declining stock market, prices for all companies (including those in the Fund's portfolio) may decline regardless of their long-term prospects. The Fund's performance per share will change daily in response to such factors.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may more heavily invest will vary; however, the Fund will invest less than 25% of its assets in any one industry or group of industries.

Portfolio Turnover Risk. The manager will sell portfolio securities when it is in the interests of the Fund and its shareholders to do so. Tax consequences are considered; however, the decision to sell a security is first and foremost an investment-driven one. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains and losses. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Investment Adviser Risk. The Adviser's implementation of the Fund's strategy may fail to produce the intended results. The Sub-Adviser's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. Investors in the Fund bear the risk that neither the Adviser nor the Sub-Adviser has had previous direct experience managing an investment company registered under the 1940 Act, which may limit their effectiveness. The experience of the portfolio managers is discussed in "Management of the Fund – Investment Adviser."

New Fund Risk: The Fund is a newly organized entity, and has no operating history. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Political/Economic Risk. Changes in economic and tax policies, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund's investments.

General Uncertainty Concerning Future Regulatory Changes. Regulatory changes may be imposed on the financial markets that could significantly restrict or affect the Adviser's ability to access financial markets. Any such regulations may impair the liquidity of the investments made by the Fund.

PERFORMANCE INFORMATION

Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here. You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Drexel Hamilton Mutual Funds
Prospectus Date	rr_ProspectusDate	Nov 16, 2011
Drexel Hamilton Centre Global Equity Fund | Drexel Hamilton Centre Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed; charged upon any redemption of shares within 90 days of the issuance of such shares)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.68%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.68%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.43%)	[2]
Total Annual Fund Operating Expenses (after expense reimbursements)	rr_NetExpensesOverAssets	1.25%	[2]
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	696
Drexel Hamilton Centre Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF DREXEL HAMILTON CENTRE GLOBAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Drexel Hamilton Centre Global Equity Fund (the "Fund") seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 17, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the expense limitation agreement will remain in effect only through November 17, 2012 so the Fund's expense thereafter will be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Drexel Hamilton Centre Global Equity Fund is a diversified fund that normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of large capitalization U.S. and foreign (non-U.S.) companies located throughout the world. U.S. companies, for this purpose, will consist of those companies which i) are incorporated in the U.S. and ii) list their common stock on and principally trade on NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market, or the NASDAQ Capital Market. Generally, more than 50% of the Fund's net assets, plus borrowings for investment purposes, will be invested in non-U.S. companies. The 80% portion of the Fund's portfolio will consist of investments in companies that are members of the MSCI All Country World Index or possess similar market capitalization (greater than $3.0 billion) and trading volume attributes. The remaining 20% of the Fund's net assets, plus borrowings for investment purposes, may include small-cap and mid-cap companies with market capitalizations of less than $3.0 billion, preferred stock, ETFs, and other securities noted below.

In selecting investments for the Fund, Centre Asset Management, LLC, the Fund's sub-adviser (the "Sub-Adviser"), utilizes a "bottom-up" fundamental stock selection process that the Sub-Adviser believes yields a more accurate picture of a company's intrinsic value. The Sub-Adviser analyzes a variety of factors when selecting investments for the Fund such as, a company's operations, risk profile, growth expectations and valuation of its securities. The Sub-Adviser utilizes a disciplined, Economic Value Added (EVA)[2] framework to select investments. The framework focuses on the fundamentals of wealth creation and wealth destruction similar to the way a traditional, long-term focused corporate financier looking at all aspects of the business would assess a company's value. In the shorter-term, markets often undervalue or overvalue a company's ability to create or destroy wealth. The Sub-Adviser's framework seeks to identify and exploit these investment opportunities. The approach is designed to capture excess returns when the market price of a stock converges toward the Sub-Adviser's target price.

In determining whether a particular company or security may be a suitable investment for the Fund, the Sub-Adviser may focus on any number of different attributes that may include, without limitation: the company's ability to generate a favorable returns in light of current growth prospects, market position and expertise, brand value, pricing power, measures of financial strength (e.g., strong balance sheet), profit margin changes, return on capital improvement, sustainability of revenue growth, ability to generate cash flow, strong management, commitment to shareholders interests, dividends or current income, market share gains, innovation and reinvestment, corporate governance and other indications that a company or a security may be an attractive investment. Lastly, the Sub-Adviser integrates security selection with appropriate stock position sizing (determining the appropriate percentage of the Fund's assets to commit to a particular investment) in order to maximize return relative to risk.

[2]	Economic Value Added ("EVA") is a trademark of EVA Dimension, LLC.

The Fund's portfolio will consist of common stocks, preferred stocks, depositary receipts, cash, real estate investment trusts ("REITs"), and certain derivative products and investment company securities. The Fund's common stock investments will consist of exchange-listed equities from companies across various industry sectors and market capitalizations. The Fund may invest in preferred stocks when the attributes of a particular company's preferred stock is superior, in terms of total return (dividends plus capital appreciation), to the common shares of the same company. The Fund will generally maintain a fully-invested posture. As such, cash will be held to a minimum. Further, while the Fund will generally hold less than 2% of its portfolio in cash, significant client inflows may temporarily increase cash positions. The Fund may invest in REIT securities of a diversified nature (both commercial and residential) if the issuers are members of the MSCI All Country World Index or possess similar market capitalization characteristics (greater than $3.0 billion) and trading volume attributes. REITs are collective investment vehicles which are designed to invest in real estate.

The Fund may also purchase or sell exchange-traded derivative products, such as exchange-traded futures and options (especially futures and options on major indexes like the S&P 500 Index), that are fully collateralized by cash or securities, from time to time for temporary cash management or investment transition purposes. For example, the Sub-Adviser might invest in S&P 500 Index futures to increase the Fund's overall market exposure following cash inflows from new investments in the Fund. The Fund may also utilize exchange traded futures and options to hedge the risks of existing stock positions in the Fund's portfolio, including risks related to the Fund's exposure to foreign currencies. The notional value of the Fund's aggregate investments in futures and other derivatives will be limited so as not exceed the net asset value of the Fund, after taking into account existing stock investments. The Fund will not use derivatives explicitly to obtain leverage for the Fund but, derivatives, such as exchange-traded futures and options, contain "inherent" leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payments or liabilities that are larger than the initial margin or premiums required to establish such positions. The Fund may invest in other investment companies including closed-end funds and Exchange Traded Funds ("ETFs"), although these investments will be limited to no more than 10% of the Fund's net assets.

The Fund may invest a substantial portion of its net assets in emerging market securities as well as engage in transactions in foreign currencies. There is no limit on the amount of the Fund's portfolio which may be invested in emerging market securities.

The Sub-Adviser may sell or reduce the Fund's position in a security when the facts or analysis surrounding the reason to originally put the security in the Fund's portfolio have changed. The Fund may engage in frequent or active trading depending on market conditions, resulting in a high portfolio turnover rate. A high portfolio turnover rate may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund's performance.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Derivatives Risk. Loss may result from the Fund's investments in exchange-traded futures and options. The value of derivatives in which the Fund may invest may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Although, the Fund will not use derivatives explicitly to obtain leverage for the Fund, derivatives, such as exchange-traded futures and options, contain "inherent" leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payments or liabilities that are larger than the initial margin or premiums required to establish such positions. Combined with the volatility of derivatives prices, the leveraged nature of derivatives trading could cause the Fund to sustain large and sudden losses. Additionally, because the Fund's policy is to limit derivative investments only by the Fund's net asset value, after taking into account existing stock investments, losses in the Fund's derivative investments could leave the Fund with no assets or insufficient assets to carry on operations, and could, as a result, cause the Fund to wind down its operations.

Risks Related to Investing in Other Investment Companies . The Fund's investment strategy may involve investing in other investment companies, such as ETFs and closed-end funds. The Fund will not invest in "private funds" that rely upon the exemptions contained in Sections 3(c)(1) or 3(c)(7) of the Investment Company Act of 1940.

To the extent the Fund invests in other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in such other investment company shares. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. Furthermore, these types of investments by the Fund could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Closed-End Funds Risk . The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies. In addition, since many, but not all, closed-end funds trade on exchanges, the Fund will also incur brokerage expenses and commissions when it buys or sells closed-end fund shares that are exchange traded.

Risks of Investing in REITs . To the extent that the Fund invests in real estate investment trusts (REITs), it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. These additional expenses are included under "Other Expenses" in the Annual Fund Operating Expenses detailed above. A Fund's investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Foreign Securities Risk. The Fund will invest in foreign securities, which involve investment risks different from those associated with domestic securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

Emerging Market Risk. The Fund will invest in foreign securities in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities. The Fund is not limited in the amount of assets that it may invest into emerging market securities; therefore, the Fund is at a greater risk of loss due to the risks of investing in emerging market countries if the Fund invests a significant portion of its assets in such countries.

Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.

Currency Risk. Currency risk is the chance that changes in currency exchange rates will negatively affect securities denominated in, and/or companies receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a portfolio's investment in securities denominated in a foreign currency or may widen existing losses. Currency gains and losses could occur regardless of the performance of the underlying investment.

Market risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets. Stock prices change daily as a result of many factors, including developments affecting the condition of individual companies, the sector or industries in which they operate, and the market in general. The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions. In a declining stock market, prices for all companies (including those in the Fund's portfolio) may decline regardless of their long-term prospects. The Fund's performance per share will change daily in response to such factors.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may more heavily invest will vary; however, the Fund will invest less than 25% of its assets in any one industry or group of industries.

Portfolio Turnover Risk. The manager will sell portfolio securities when it is in the interests of the Fund and its shareholders to do so. Tax consequences are considered; however, the decision to sell a security is first and foremost an investment-driven one. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains and losses. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Investment Adviser Risk. The Adviser's implementation of the Fund's strategy may fail to produce the intended results. The Sub-Adviser's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. Investors in the Fund bear the risk that neither the Adviser nor the Sub-Adviser has had previous direct experience managing an investment company registered under the 1940 Act, which may limit their effectiveness. The experience of the portfolio managers is discussed in "Management of the Fund – Investment Adviser."

New Fund Risk: The Fund is a newly organized entity, and has no operating history. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Political/Economic Risk. Changes in economic and tax policies, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund's investments.

General Uncertainty Concerning Future Regulatory Changes. Regulatory changes may be imposed on the financial markets that could significantly restrict or affect the Adviser's ability to access financial markets. Any such regulations may impair the liquidity of the investments made by the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of your money is a principal risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here. You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here.

[1]	Estimated for the current fiscal year.
[2]	The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, litigation, brokerage, extraordinary expenses, and any transactions costs associated with short sales which may include but are not limited to brokerage commissions and dividends that are paid to persons from whom the Fund borrows securities) to an annual rate of 1.25% of the average net assets of the Fund. Net expenses after waiver will include the costs of selling short. This expense limitation and fee waiver agreement may be terminated by the Adviser at any time after November 17, 2012. Prior to November 17, 2012 the expense limitation and fee waiver agreement may only be terminated by the Board of Trustees of Drexel Hamilton Mutual Funds. The Adviser may recoup any waived amount, including organizational fees, from each Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed then existing expense limitations, at the time the waiver reimbursement is made and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

Drexel Hamilton 8IP Asia Pacific Equity Fund
SUMMARY OF DREXEL HAMILTON 8IP ASIA PACIFIC EQUITY FUND
INVESTMENT OBJECTIVES
The Drexel Hamilton 8IP Asia Pacific Equity Fund (the "Fund") seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Drexel Hamilton 8IP Asia Pacific Equity Fund
Redemption Fee (as a percentage of amount redeemed; charged upon any redemption of shares within 90 days of the issuance of such shares)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Drexel Hamilton 8IP Asia Pacific Equity Fund
Management Fees		0.95%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	1.76%
Total Annual Fund Operating Expenses		2.71%
Expense Reimbursement	[2]	(1.46%)
Total Annual Fund Operating Expenses (after expense reimbursements)	[2]	1.25%
[1]	Estimated for the current fiscal year.
[2]	The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, litigation, brokerage, extraordinary expenses, and any transactions costs associated with short sales which may include but are not limited to brokerage commissions and dividends that are paid to persons from whom the Fund borrows securities) to an annual rate of 1.25% of the average net assets of the Fund. Net expenses after waiver will include the costs of selling short. This expense limitation and fee waiver agreement may be terminated by the Adviser at any time after November 17, 2012. Prior to November 17, 2012 the expense limitation and fee waiver agreement may only be terminated by the Board of Trustees of Drexel Hamilton Mutual Funds. The Adviser may recoup any waived amount, including organizational fees, from each Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed then existing expense limitations, at the time the waiver reimbursement is made and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the expense limitation agreement will remain in effect only through November 17, 2012 so the Fund's expense thereafter will be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Drexel Hamilton 8IP Asia Pacific Equity Fund	127	702

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Drexel Hamilton 8IP Asia Pacific Equity Fund is a diversified fund that will normally invest at least 80% of its net assets in equity securities of foreign companies listed and principally traded within the Asia Pacific Region. The "Asia Pacific Region" consists of, Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand. While the Fund is not limited in the amounts it invests in any one country, it will try to select investments in a diverse range of industries and companies of varying sizes and from varying countries within the Asia Pacific Region, such that at any given time, the Fund will be invested in multiple countries within the Asia Pacific Region.

The Fund invests in equities across a range of industry sectors within the Asia Pacific region. The Fund is actively managed to seek excess returns with a focus on low turnover and operating a long-term investment strategy.

Eight Investment Partners Pty Limited ("8IP"), the Fund's sub-adviser (the "Sub-Adviser"), utilizes a "bottom-up" fundamental stock selection process with an investment approach based on three key beliefs: Return on Equity ("RoE"), Theme and Value. The long term sustainable RoE is the key driver of an investment's value. RoE refers to a company's ability to generate profits in light of the amount of investment capital that has been committed by equity investors. A company's RoE potential should be supported by a strong theme. A theme, in this sense, refers to the way that a particular investment fits into the Sub-Adviser's broader view of the market and the longer-term trends that will drive future growth. This can act as a cause for re-rating the company's valuation. Investors often misprice shares by focusing on short term or cyclical company performance. 8IP looks at long-term indicators of an investment's value and analyzes a variety of factors when selecting investments for the Fund such as, a company's operating condition, risk profile and valuation. In determining whether a particular company or security may be a suitable investment for the Fund, 8IP may focus on attributes that may include, without limitation, the company's specific market expertise, its franchise durability and pricing power, financial strength (e.g., strong balance sheet, good revenue growth), strong management, commitment to shareholders interests, current income, and other indications that a company or a security may be an attractive investment prospect. The 8IP research process seeks to include face-to-face company meetings and visits. These visits are used to identify industry trends as well as to assess the quality of the company and management, among other things. To cover the region, the 8IP investment team operates out of offices in Sydney, Hong Kong and Bangalore.

The Fund's portfolio will consist of common stocks, preferred stocks, depositary receipts, cash, real estate investment trusts ("REITs"), and certain derivative products and investment company securities. The Fund's common stock investments will consist of exchange-listed equities from companies across various industry sectors and market capitalizations. The Fund may invest in preferred stocks when the attributes of a particular company's preferred stock is superior, in terms of total return (dividends plus capital appreciation), to the common shares of the same company. The Fund will generally maintain a fully-invested posture. As such, cash will be held to a minimum. Further, while the Fund will generally hold less than 5% of its portfolio in cash, significant client inflows may temporarily increase cash positions. The Fund may invest in REIT securities of a diversified nature (both commercial and residential) if the REIT is located within one of the countries in the Fund's 80% investment universe or constituent of the Fund's benchmark index. REITs are collective investment vehicles which are designed to invest in real estate.

The Fund may also purchase or sell derivative products, such as exchange-traded futures and options (especially futures and options on major indexes), that are fully collateralized by cash or securities, from time to time for temporary cash management or investment transition purposes. For example, the Sub-Adviser might invest in Korean KOSPI 200 Index futures or other exchange-traded futures to increase the Fund's overall market exposure following cash inflows from new investments in the Fund. The Fund may also utilize exchange traded futures and options to hedge the risks of existing stock positions in the Fund's portfolio, including risks related to the Fund's exposure to foreign currencies. In addition, the Fund may enter into over-the-counter derivatives, including forward contracts, options, and swaps, with approved counterparties, as alternatives to exchange-traded derivatives, or to manage risks that are not able to be managed by exchange traded derivatives. The notional value of the Fund's aggregate investments in futures and other derivatives will be limited so as not exceed the net asset value of the Fund, after taking into account existing stock investments. The Fund will not use derivatives explicitly to obtain leverage for the Fund but, derivatives, such as exchange-traded futures and options, contain "inherent" leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payments or liabilities that are larger than the initial margin or premiums required to establish such positions. The Fund may invest in other investment companies including closed-end funds and Exchange Traded Funds ("ETFs") , although these investments will be limited to no more than 10% of the Fund's net assets. The Sub-Adviser has discretion to hedge exposures to currencies, markets, interest rates and any other variables that could potentially enhance returns to investors.

The Fund may invest a substantial portion of its net assets in emerging market securities as well as engage in transactions in foreign currencies. There is no limit on the amount of the Fund's portfolio which may be invested in emerging market securities.

The Sub-Adviser may sell or reduce the Fund's position in a security when the facts or analysis surrounding the reason to originally put the security in the Fund's portfolio have changed. The Fund may engage in frequent or active trading depending on market conditions, resulting in a high portfolio turnover rate. A high portfolio turnover rate may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund's performance.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Derivative Risk. Loss may result from the Fund's investments in exchange-traded futures and options. The value of derivatives in which the Fund may invest may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Although, the Fund will not use derivatives explicitly to obtain leverage for the Fund, derivatives, such as exchange-traded futures and options, contain "inherent" leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payments or liabilities that are larger than the initial margin or premiums required to establish such positions. Combined with the volatility of derivatives prices, the leveraged nature of derivatives trading could cause the Fund to sustain large and sudden losses. Additionally, because the Fund's policy is to limit derivative investments only by the Fund's net asset value, after taking into account existing stock investments, losses in the Fund's derivative investments could result in the Fund being called upon to meet obligations in an amount equal to the Fund's net asset value, which could leave the Fund with no assets or insufficient assets to carry on operations, and could, as a result, cause the Fund to wind down its operations.

Over-the-counter Derivative Risk. Derivative products purchased by a Fund, particularly over-the-counter forward or option contracts, that are liquid at the time of purchase may subsequently become illiquid due to events relating to the counterparty, market events, or economic conditions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded derivatives, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to act as counterparty to these contracts. Over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks. When writing an option, a Fund must "set aside" liquid assets, or engage in other appropriate measures to "cover" its obligation under the option contract.

Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. The value of the Fund's shares may be more volatile than a fund that invests exclusively in large-capitalization companies.

Risks Related to Investing in Other Investment Companies. The Fund's investment strategy may involve investing in other investment companies, such as ETFs and closed-end funds. The Fund will not invest in "private funds" that rely upon the exemptions contained in Sections 3(c)(1) or 3(c)(7) of the Investment Company Act of 1940.

To the extent the Fund invests in other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in such other investment company shares. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. Furthermore, these types of investments by the Fund could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Closed-End Funds Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies. In addition, since many, but not all, closed-end funds trade on exchanges, the Fund will also incur brokerage expenses and commissions when it buys or sells closed-end fund shares that are exchange-traded.

Risks of Investing in REITs. To the extent that the Fund invests in real estate investment trusts (REITs), it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. These additional expenses are included under "Other Expenses" in the Annual Fund Operating Expenses detailed above. A Fund's investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Foreign Securities Risk. The Fund will invest primarily in foreign securities, which involve investment risks different from those associated with domestic securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

Emerging Market Risk. The Fund will invest in foreign securities in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities. The Fund is not limited in the amount of assets that it may invest into emerging market securities; therefore, the Fund is at a greater risk of loss due to the risks of investing in emerging market countries if the Fund invests a significant portion of its assets in such countries.

Asia Pacific Market Risk. The small size of securities markets and the low trading volume in many countries in the Asian Pacific Region may lead to lack of liquidity. The share prices of companies in the region tend to be volatile and there is a significant possibility of loss. Many countries in the region are developing, both politically and economically, and as a result companies in the region may be subject to risks like nationalization or other forms of government interference, and/or may be heavily reliant on only a few industries or commodities. Investments in the region may also be subject to currency risks, such as restrictions on the flow of money in and out of the country, extreme volatility relative to the U.S. dollar, and devaluation, all of which could decrease the value of the Fund.

Geographic Concentration Risk. Because the Fund concentrates in a single region of the world, the Fund's performance may be more volatile than that of a fund that invests globally. If securities in the region fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.

Market risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets. Stock prices change daily as a result of many factors, including developments affecting the condition of individual companies, the sector or industries in which they operate, and the market in general. The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions. In a declining stock market, prices for all companies (including those in the Fund's portfolio) may decline regardless of their long-term prospects. The Fund's performance per share will change daily in response to such factors.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may more heavily invest will vary; however, the Fund will invest less than 25% of its assets in any one industry or group of industries.

Portfolio Turnover Risk. The manager will sell portfolio securities when it is in the interests of the Fund and its shareholders to do so. Tax consequences are considered; however, the decision to sell a security is first and foremost an investment-driven one. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains and losses. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Investment Adviser Risk. The Adviser's implementation of the Fund's strategy may fail to produce the intended results. The Sub-Adviser's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. Investors in the Fund bear the risk that neither the Adviser nor the Sub-Adviser has had previous direct experience managing an investment company registered under the 1940 Act, which may limit their effectiveness. The experience of the portfolio managers is discussed in "Management of the Fund – Investment Adviser."

New Fund Risk: The Fund is a newly organized entity, and has no operating history. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Currency Risk. Currency risk is the chance that changes in currency exchange rates will negatively affect securities denominated in, and/or companies receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a portfolio's investment in securities denominated in a foreign currency or may widen existing losses. Currency gains and losses could occur regardless of the performance of the underlying investment.

Political/Economic Risk. Changes in economic and tax policies, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund's investments.

General Uncertainty Concerning Future Regulatory Changes. Regulatory changes may be imposed on the financial markets that could significantly restrict or affect the Adviser's ability to access financial markets. Any such regulations may impair the liquidity of the investments made by the Fund.

PERFORMANCE INFORMATION

Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here. You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Drexel Hamilton Mutual Funds
Prospectus Date	rr_ProspectusDate	Nov 16, 2011
Drexel Hamilton 8IP Asia Pacific Equity Fund | Drexel Hamilton 8IP Asia Pacific Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed; charged upon any redemption of shares within 90 days of the issuance of such shares)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.76%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.71%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.46%)	[2]
Total Annual Fund Operating Expenses (after expense reimbursements)	rr_NetExpensesOverAssets	1.25%	[2]
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	702
Drexel Hamilton 8IP Asia Pacific Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF DREXEL HAMILTON 8IP ASIA PACIFIC EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Drexel Hamilton 8IP Asia Pacific Equity Fund (the "Fund") seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 17, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the expense limitation agreement will remain in effect only through November 17, 2012 so the Fund's expense thereafter will be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Drexel Hamilton 8IP Asia Pacific Equity Fund is a diversified fund that will normally invest at least 80% of its net assets in equity securities of foreign companies listed and principally traded within the Asia Pacific Region. The "Asia Pacific Region" consists of, Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand. While the Fund is not limited in the amounts it invests in any one country, it will try to select investments in a diverse range of industries and companies of varying sizes and from varying countries within the Asia Pacific Region, such that at any given time, the Fund will be invested in multiple countries within the Asia Pacific Region.

The Fund invests in equities across a range of industry sectors within the Asia Pacific region. The Fund is actively managed to seek excess returns with a focus on low turnover and operating a long-term investment strategy.

Eight Investment Partners Pty Limited ("8IP"), the Fund's sub-adviser (the "Sub-Adviser"), utilizes a "bottom-up" fundamental stock selection process with an investment approach based on three key beliefs: Return on Equity ("RoE"), Theme and Value. The long term sustainable RoE is the key driver of an investment's value. RoE refers to a company's ability to generate profits in light of the amount of investment capital that has been committed by equity investors. A company's RoE potential should be supported by a strong theme. A theme, in this sense, refers to the way that a particular investment fits into the Sub-Adviser's broader view of the market and the longer-term trends that will drive future growth. This can act as a cause for re-rating the company's valuation. Investors often misprice shares by focusing on short term or cyclical company performance. 8IP looks at long-term indicators of an investment's value and analyzes a variety of factors when selecting investments for the Fund such as, a company's operating condition, risk profile and valuation. In determining whether a particular company or security may be a suitable investment for the Fund, 8IP may focus on attributes that may include, without limitation, the company's specific market expertise, its franchise durability and pricing power, financial strength (e.g., strong balance sheet, good revenue growth), strong management, commitment to shareholders interests, current income, and other indications that a company or a security may be an attractive investment prospect. The 8IP research process seeks to include face-to-face company meetings and visits. These visits are used to identify industry trends as well as to assess the quality of the company and management, among other things. To cover the region, the 8IP investment team operates out of offices in Sydney, Hong Kong and Bangalore.

The Fund's portfolio will consist of common stocks, preferred stocks, depositary receipts, cash, real estate investment trusts ("REITs"), and certain derivative products and investment company securities. The Fund's common stock investments will consist of exchange-listed equities from companies across various industry sectors and market capitalizations. The Fund may invest in preferred stocks when the attributes of a particular company's preferred stock is superior, in terms of total return (dividends plus capital appreciation), to the common shares of the same company. The Fund will generally maintain a fully-invested posture. As such, cash will be held to a minimum. Further, while the Fund will generally hold less than 5% of its portfolio in cash, significant client inflows may temporarily increase cash positions. The Fund may invest in REIT securities of a diversified nature (both commercial and residential) if the REIT is located within one of the countries in the Fund's 80% investment universe or constituent of the Fund's benchmark index. REITs are collective investment vehicles which are designed to invest in real estate.

The Fund may also purchase or sell derivative products, such as exchange-traded futures and options (especially futures and options on major indexes), that are fully collateralized by cash or securities, from time to time for temporary cash management or investment transition purposes. For example, the Sub-Adviser might invest in Korean KOSPI 200 Index futures or other exchange-traded futures to increase the Fund's overall market exposure following cash inflows from new investments in the Fund. The Fund may also utilize exchange traded futures and options to hedge the risks of existing stock positions in the Fund's portfolio, including risks related to the Fund's exposure to foreign currencies. In addition, the Fund may enter into over-the-counter derivatives, including forward contracts, options, and swaps, with approved counterparties, as alternatives to exchange-traded derivatives, or to manage risks that are not able to be managed by exchange traded derivatives. The notional value of the Fund's aggregate investments in futures and other derivatives will be limited so as not exceed the net asset value of the Fund, after taking into account existing stock investments. The Fund will not use derivatives explicitly to obtain leverage for the Fund but, derivatives, such as exchange-traded futures and options, contain "inherent" leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payments or liabilities that are larger than the initial margin or premiums required to establish such positions. The Fund may invest in other investment companies including closed-end funds and Exchange Traded Funds ("ETFs") , although these investments will be limited to no more than 10% of the Fund's net assets. The Sub-Adviser has discretion to hedge exposures to currencies, markets, interest rates and any other variables that could potentially enhance returns to investors.

The Fund may invest a substantial portion of its net assets in emerging market securities as well as engage in transactions in foreign currencies. There is no limit on the amount of the Fund's portfolio which may be invested in emerging market securities.

The Sub-Adviser may sell or reduce the Fund's position in a security when the facts or analysis surrounding the reason to originally put the security in the Fund's portfolio have changed. The Fund may engage in frequent or active trading depending on market conditions, resulting in a high portfolio turnover rate. A high portfolio turnover rate may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund's performance.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Derivative Risk. Loss may result from the Fund's investments in exchange-traded futures and options. The value of derivatives in which the Fund may invest may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Although, the Fund will not use derivatives explicitly to obtain leverage for the Fund, derivatives, such as exchange-traded futures and options, contain "inherent" leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payments or liabilities that are larger than the initial margin or premiums required to establish such positions. Combined with the volatility of derivatives prices, the leveraged nature of derivatives trading could cause the Fund to sustain large and sudden losses. Additionally, because the Fund's policy is to limit derivative investments only by the Fund's net asset value, after taking into account existing stock investments, losses in the Fund's derivative investments could result in the Fund being called upon to meet obligations in an amount equal to the Fund's net asset value, which could leave the Fund with no assets or insufficient assets to carry on operations, and could, as a result, cause the Fund to wind down its operations.

Over-the-counter Derivative Risk. Derivative products purchased by a Fund, particularly over-the-counter forward or option contracts, that are liquid at the time of purchase may subsequently become illiquid due to events relating to the counterparty, market events, or economic conditions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded derivatives, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to act as counterparty to these contracts. Over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks. When writing an option, a Fund must "set aside" liquid assets, or engage in other appropriate measures to "cover" its obligation under the option contract.

Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. The value of the Fund's shares may be more volatile than a fund that invests exclusively in large-capitalization companies.

Risks Related to Investing in Other Investment Companies. The Fund's investment strategy may involve investing in other investment companies, such as ETFs and closed-end funds. The Fund will not invest in "private funds" that rely upon the exemptions contained in Sections 3(c)(1) or 3(c)(7) of the Investment Company Act of 1940.

To the extent the Fund invests in other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in such other investment company shares. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. Furthermore, these types of investments by the Fund could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Closed-End Funds Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies. In addition, since many, but not all, closed-end funds trade on exchanges, the Fund will also incur brokerage expenses and commissions when it buys or sells closed-end fund shares that are exchange-traded.

Risks of Investing in REITs. To the extent that the Fund invests in real estate investment trusts (REITs), it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. These additional expenses are included under "Other Expenses" in the Annual Fund Operating Expenses detailed above. A Fund's investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Foreign Securities Risk. The Fund will invest primarily in foreign securities, which involve investment risks different from those associated with domestic securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

Emerging Market Risk. The Fund will invest in foreign securities in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities. The Fund is not limited in the amount of assets that it may invest into emerging market securities; therefore, the Fund is at a greater risk of loss due to the risks of investing in emerging market countries if the Fund invests a significant portion of its assets in such countries.

Asia Pacific Market Risk. The small size of securities markets and the low trading volume in many countries in the Asian Pacific Region may lead to lack of liquidity. The share prices of companies in the region tend to be volatile and there is a significant possibility of loss. Many countries in the region are developing, both politically and economically, and as a result companies in the region may be subject to risks like nationalization or other forms of government interference, and/or may be heavily reliant on only a few industries or commodities. Investments in the region may also be subject to currency risks, such as restrictions on the flow of money in and out of the country, extreme volatility relative to the U.S. dollar, and devaluation, all of which could decrease the value of the Fund.

Geographic Concentration Risk. Because the Fund concentrates in a single region of the world, the Fund's performance may be more volatile than that of a fund that invests globally. If securities in the region fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.

Market risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets. Stock prices change daily as a result of many factors, including developments affecting the condition of individual companies, the sector or industries in which they operate, and the market in general. The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions. In a declining stock market, prices for all companies (including those in the Fund's portfolio) may decline regardless of their long-term prospects. The Fund's performance per share will change daily in response to such factors.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may more heavily invest will vary; however, the Fund will invest less than 25% of its assets in any one industry or group of industries.

Portfolio Turnover Risk. The manager will sell portfolio securities when it is in the interests of the Fund and its shareholders to do so. Tax consequences are considered; however, the decision to sell a security is first and foremost an investment-driven one. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains and losses. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Investment Adviser Risk. The Adviser's implementation of the Fund's strategy may fail to produce the intended results. The Sub-Adviser's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. Investors in the Fund bear the risk that neither the Adviser nor the Sub-Adviser has had previous direct experience managing an investment company registered under the 1940 Act, which may limit their effectiveness. The experience of the portfolio managers is discussed in "Management of the Fund – Investment Adviser."

New Fund Risk: The Fund is a newly organized entity, and has no operating history. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Currency Risk. Currency risk is the chance that changes in currency exchange rates will negatively affect securities denominated in, and/or companies receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a portfolio's investment in securities denominated in a foreign currency or may widen existing losses. Currency gains and losses could occur regardless of the performance of the underlying investment.

Political/Economic Risk. Changes in economic and tax policies, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund's investments.

General Uncertainty Concerning Future Regulatory Changes. Regulatory changes may be imposed on the financial markets that could significantly restrict or affect the Adviser's ability to access financial markets. Any such regulations may impair the liquidity of the investments made by the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of your money is a principal risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here. You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here.

[1]	Estimated for the current fiscal year.
[2]	The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, litigation, brokerage, extraordinary expenses, and any transactions costs associated with short sales which may include but are not limited to brokerage commissions and dividends that are paid to persons from whom the Fund borrows securities) to an annual rate of 1.25% of the average net assets of the Fund. Net expenses after waiver will include the costs of selling short. This expense limitation and fee waiver agreement may be terminated by the Adviser at any time after November 17, 2012. Prior to November 17, 2012 the expense limitation and fee waiver agreement may only be terminated by the Board of Trustees of Drexel Hamilton Mutual Funds. The Adviser may recoup any waived amount, including organizational fees, from each Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed then existing expense limitations, at the time the waiver reimbursement is made and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

Drexel Hamilton Four European Equity Fund
SUMMARY OF DREXEL HAMILTON FOUR EUROPEAN EQUITY FUND
INVESTMENT OBJECTIVES
The Drexel Hamilton FOUR European Equity Fund (the "Fund") seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Drexel Hamilton Four European Equity Fund
Redemption Fee (as a percentage of amount redeemed; charged upon any redemption of shares within 90 days of the issuance of such shares)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Drexel Hamilton Four European Equity Fund
Management Fees		0.95%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	1.76%
Total Annual Fund Operating Expenses		2.71%
Expense Reimbursement	[2]	(1.46%)
Total Annual Fund Operating Expenses (after expense reimbursements)	[2]	1.25%
[1]	Estimated for the current fiscal year.
[2]	The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, litigation, brokerage, extraordinary expenses, and any transactions costs associated with short sales which may include but are not limited to brokerage commissions and dividends that are paid to persons from whom the Fund borrows securities) to an annual rate of 1.25% of the average net assets of the Fund. Net expenses after waiver will include the costs of selling short. This expense limitation and fee waiver agreement may be terminated by the Adviser at any time after November 17, 2012. Prior to November 17, 2012 the expense limitation and fee waiver agreement may only be terminated by the Board of Trustees of Drexel Hamilton Mutual Funds. The Adviser may recoup any waived amount, including organizational fees, from each Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed then existing expense limitations, at the time the waiver or reimbursement is made and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the expense limitation agreement will remain in effect only through November 17, 2012 so the Fund's expense thereafter will be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Drexel Hamilton Four European Equity Fund	127	702

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Drexel Hamilton FOUR European Equity Fund is a diversified fund that will normally invest at least 80% of its net assets in equity securities of foreign companies across the capitalization spectrum listed and principally traded in Europe. For this purpose, Europe includes those constituent countries represented in either the MSCI Europe Index or Dow Jones Stoxx Europe 600 Index.

In selecting investments for the Fund, FOUR Capital Partners Ltd., the Fund's sub-adviser (the "Sub-Adviser"), utilizes an Intrinsic Value process involving a long-term cash flow and returns analysis to establish the true worth of a business or its "intrinsic value." The portfolio manager focuses on a company's long-term cash generation and seeks to quantify the value of a company by using qualitative evaluation with a focus on business target based on sustainability of cash returns, competitive positioning and management track record. The Fund is willing to be contrarian, or, in other words, to invest against the conventional wisdom of the moment, to purchase shares of companies at out of favor prices. The Fund primarily invests in equity securities of foreign companies located throughout Europe with no limits on the geographic asset distribution of its investments within the region.

The Fund's portfolio will consist of common stocks, preferred stocks, depositary receipts, cash, real estate investment trusts ("REITs"), and certain derivative products and investment company securities. The Fund's common stock investments will consist of exchange-listed equities from companies across various industry sectors and market capitalizations. The Fund may invest in preferred stocks when the attributes of a particular company's preferred stock is superior, in terms of total return (dividends plus capital appreciation), to the common shares of the same company. The Fund will generally maintain a fully-invested posture. As such, cash will be held to a minimum. Further, while the Fund will generally hold less than 5% of its portfolio in cash, significant client inflows may temporarily increase cash positions. The Fund may invest in REIT securities of a diversified nature (both commercial and residential) if the REIT is listed and principally traded in a country within the Fund's 80% investment universe or constituent of the Fund's benchmark index. REITs are collective investment vehicles which are designed to invest in real estate.

The Fund may also purchase or sell exchange-traded derivative products, such as exchange-traded futures and options (especially futures and options on major indexes), that are fully collateralized by cash or securities, from time to time for temporary cash management or investment transition purposes. For example, the Sub-Adviser might invest in Dow Jones Stoxx Europe 600 Index futures or other similar regional exchange-traded futures to increase the Fund's overall market exposure following cash inflows from new investments in the Fund. The Fund may also utilize exchange traded futures and options to hedge the risks of existing stock positions in the Fund's portfolio, including risks related to the Fund's exposure to foreign currencies. The notional value of the Fund's aggregate investments in futures and other derivatives will be limited so as not exceed the net asset value of the Fund, after taking into account existing stock investments. The Fund will not use derivatives explicitly to obtain leverage for the Fund but, derivatives, such as exchange-traded futures and options, contain "inherent" leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payments or liabilities that are larger than the initial margin or premiums required to establish such positions. The Fund may invest in other investment companies including closed-end funds and Exchange Traded Funds ("ETFs"), although these investments will be limited to no more than 10% of the Fund's net assets. The Sub-Adviser has discretion to hedge exposures to currencies, markets, interest rates and any other variables that could potentially enhance returns to investors.

The Fund may invest a substantial portion of its net assets in emerging market securities as well as engage in transactions in foreign currencies. There is no limit on the amount of the Fund's portfolio which may be invested in emerging market securities.

The manager may sell or reduce the Fund's position in a security when the facts or analysis surrounding the reason to originally put the security in the Fund's portfolio have changed. The Fund may engage in frequent or active trading depending on market conditions, resulting in a high portfolio turnover rate. A high portfolio turnover rate may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund's performance.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Derivative Risk. Loss may result from the Fund's investments in exchange-traded futures and options. The value of derivatives in which the Fund may invest may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Although, the Fund will not use derivatives explicitly to obtain leverage for the Fund, derivatives, such as exchange-traded futures and options, contain "inherent" leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payments or liabilities that are larger than the initial margin or premiums required to establish such positions. Combined with the volatility of derivatives prices, the leveraged nature of derivatives trading could cause the Fund to sustain large and sudden losses. Additionally, because the Fund's policy is to limit derivative investments only by the Fund's net asset value, after taking into account existing stock investments, losses in the Fund's derivative investments could result in the Fund being called upon to meet obligations in an amount equal to the Fund's net asset value, which could leave the Fund with no assets or insufficient assets to carry on operations, and could, as a result, cause the Fund to wind down its operations.

Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Risks Related to Investing in Other Investment Companies. The Fund's investment strategy may involve investing in other investment companies, such as ETFs and closed-end funds. The Fund will not invest in "private funds" that rely upon the exemptions contained in Sections 3(c)(1) or 3(c)(7) of the Investment Company Act of 1940.

To the extent the Fund invests in other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in such other investment company shares. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. Furthermore, these types of investments by the Fund could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Closed-End Funds Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies. In addition, since many, but not all, closed-end funds trade on exchanges, the Fund will also incur brokerage expenses and commissions when it buys or sells closed-end fund shares that are exchange traded.

Risks of Investing in REITs. To the extent that the Fund invests in real estate investment trusts (REITs), it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. These additional expenses are included under "Other Expenses" in the Annual Fund Operating Expenses detailed above. A Fund's investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Foreign Securities Risk. The Fund will invest primarily in foreign securities, which involve investment risks different from those associated with domestic securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

Emerging Market Risk. The Fund will invest in foreign securities in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities. The Fund is not limited in the amount of assets that it may invest into emerging market securities; therefore, the Fund is at a greater risk of loss due to the risks of investing in emerging market countries if the Fund invests a significant portion of its assets in such countries.

European Market Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies or countries within the specific geographic regions in which the Fund invests. The Fund's performance may be more volatile than that of a fund that invests globally. If European securities fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

Geographic Concentration Risk. Because the Fund concentrates in a single region of the world, the Fund's performance may be more volatile than that of a fund that invests globally. If securities in the region fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

Value Style Risk. The Fund invests in a style that emphasizes "value stocks." The market may not agree with the determination that a stock is undervalued, and that the stock's price may not increase to what the Fund's investment adviser or sub-adviser believes is its full value. It may even decrease in value.

Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.

Market risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets. Stock prices change daily as a result of many factors, including developments affecting the condition of individual companies, the sector or industries in which they operate, and the market in general. The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions. In a declining stock market, prices for all companies (including those in the Fund's portfolio) may decline regardless of their long-term prospects. The Fund's performance per share will change daily in response to such factors.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may more heavily invest will vary; however, the Fund will invest less than 25% of its assets in any one industry or group of industries.

Portfolio Turnover Risk. The manager will sell portfolio securities when it is in the interests of the Fund and its shareholders to do so. Tax consequences are considered; however, the decision to sell a security is first and foremost an investment-driven one. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains and losses. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Investment Adviser Risk. The Adviser's implementation of the Fund's strategy may fail to produce the intended results. The Sub-Adviser's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. Investors in the Fund bear the risk that neither the Adviser nor the Sub-Adviser has had previous direct experience managing an investment company registered under the 1940 Act, which may limit their effectiveness. The experience of the portfolio managers is discussed in "Management of the Fund – Investment Adviser."

New Fund Risk: The Fund is a newly organized entity, and has no operating history. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Currency Risk. Currency risk is the chance that changes in currency exchange rates will negatively affect securities denominated in, and/or companies receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a portfolio's investment in securities denominated in a foreign currency or may widen existing losses. Currency gains and losses could occur regardless of the performance of the underlying investment.

Political/Economic Risk. Changes in economic and tax policies, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund's investments.

General Uncertainty Concerning Future Regulatory Changes. Regulatory changes may be imposed on the financial markets that could significantly restrict or affect the Adviser's ability to access financial markets. Any such regulations may impair the liquidity of the investments made by the Fund.

PERFORMANCE INFORMATION

Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here. You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Drexel Hamilton Mutual Funds
Prospectus Date	rr_ProspectusDate	Nov 16, 2011
Drexel Hamilton Four European Equity Fund | Drexel Hamilton Four European Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed; charged upon any redemption of shares within 90 days of the issuance of such shares)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.76%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.71%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.46%)	[2]
Total Annual Fund Operating Expenses (after expense reimbursements)	rr_NetExpensesOverAssets	1.25%	[2]
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	702
Drexel Hamilton Four European Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF DREXEL HAMILTON FOUR EUROPEAN EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Drexel Hamilton FOUR European Equity Fund (the "Fund") seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 17, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the expense limitation agreement will remain in effect only through November 17, 2012 so the Fund's expense thereafter will be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Drexel Hamilton FOUR European Equity Fund is a diversified fund that will normally invest at least 80% of its net assets in equity securities of foreign companies across the capitalization spectrum listed and principally traded in Europe. For this purpose, Europe includes those constituent countries represented in either the MSCI Europe Index or Dow Jones Stoxx Europe 600 Index.

In selecting investments for the Fund, FOUR Capital Partners Ltd., the Fund's sub-adviser (the "Sub-Adviser"), utilizes an Intrinsic Value process involving a long-term cash flow and returns analysis to establish the true worth of a business or its "intrinsic value." The portfolio manager focuses on a company's long-term cash generation and seeks to quantify the value of a company by using qualitative evaluation with a focus on business target based on sustainability of cash returns, competitive positioning and management track record. The Fund is willing to be contrarian, or, in other words, to invest against the conventional wisdom of the moment, to purchase shares of companies at out of favor prices. The Fund primarily invests in equity securities of foreign companies located throughout Europe with no limits on the geographic asset distribution of its investments within the region.

The Fund's portfolio will consist of common stocks, preferred stocks, depositary receipts, cash, real estate investment trusts ("REITs"), and certain derivative products and investment company securities. The Fund's common stock investments will consist of exchange-listed equities from companies across various industry sectors and market capitalizations. The Fund may invest in preferred stocks when the attributes of a particular company's preferred stock is superior, in terms of total return (dividends plus capital appreciation), to the common shares of the same company. The Fund will generally maintain a fully-invested posture. As such, cash will be held to a minimum. Further, while the Fund will generally hold less than 5% of its portfolio in cash, significant client inflows may temporarily increase cash positions. The Fund may invest in REIT securities of a diversified nature (both commercial and residential) if the REIT is listed and principally traded in a country within the Fund's 80% investment universe or constituent of the Fund's benchmark index. REITs are collective investment vehicles which are designed to invest in real estate.

The Fund may also purchase or sell exchange-traded derivative products, such as exchange-traded futures and options (especially futures and options on major indexes), that are fully collateralized by cash or securities, from time to time for temporary cash management or investment transition purposes. For example, the Sub-Adviser might invest in Dow Jones Stoxx Europe 600 Index futures or other similar regional exchange-traded futures to increase the Fund's overall market exposure following cash inflows from new investments in the Fund. The Fund may also utilize exchange traded futures and options to hedge the risks of existing stock positions in the Fund's portfolio, including risks related to the Fund's exposure to foreign currencies. The notional value of the Fund's aggregate investments in futures and other derivatives will be limited so as not exceed the net asset value of the Fund, after taking into account existing stock investments. The Fund will not use derivatives explicitly to obtain leverage for the Fund but, derivatives, such as exchange-traded futures and options, contain "inherent" leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payments or liabilities that are larger than the initial margin or premiums required to establish such positions. The Fund may invest in other investment companies including closed-end funds and Exchange Traded Funds ("ETFs"), although these investments will be limited to no more than 10% of the Fund's net assets. The Sub-Adviser has discretion to hedge exposures to currencies, markets, interest rates and any other variables that could potentially enhance returns to investors.

The Fund may invest a substantial portion of its net assets in emerging market securities as well as engage in transactions in foreign currencies. There is no limit on the amount of the Fund's portfolio which may be invested in emerging market securities.

The manager may sell or reduce the Fund's position in a security when the facts or analysis surrounding the reason to originally put the security in the Fund's portfolio have changed. The Fund may engage in frequent or active trading depending on market conditions, resulting in a high portfolio turnover rate. A high portfolio turnover rate may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund's performance.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Derivative Risk. Loss may result from the Fund's investments in exchange-traded futures and options. The value of derivatives in which the Fund may invest may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Although, the Fund will not use derivatives explicitly to obtain leverage for the Fund, derivatives, such as exchange-traded futures and options, contain "inherent" leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payments or liabilities that are larger than the initial margin or premiums required to establish such positions. Combined with the volatility of derivatives prices, the leveraged nature of derivatives trading could cause the Fund to sustain large and sudden losses. Additionally, because the Fund's policy is to limit derivative investments only by the Fund's net asset value, after taking into account existing stock investments, losses in the Fund's derivative investments could result in the Fund being called upon to meet obligations in an amount equal to the Fund's net asset value, which could leave the Fund with no assets or insufficient assets to carry on operations, and could, as a result, cause the Fund to wind down its operations.

Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Risks Related to Investing in Other Investment Companies. The Fund's investment strategy may involve investing in other investment companies, such as ETFs and closed-end funds. The Fund will not invest in "private funds" that rely upon the exemptions contained in Sections 3(c)(1) or 3(c)(7) of the Investment Company Act of 1940.

To the extent the Fund invests in other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in such other investment company shares. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. Furthermore, these types of investments by the Fund could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Closed-End Funds Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies. In addition, since many, but not all, closed-end funds trade on exchanges, the Fund will also incur brokerage expenses and commissions when it buys or sells closed-end fund shares that are exchange traded.

Risks of Investing in REITs. To the extent that the Fund invests in real estate investment trusts (REITs), it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. These additional expenses are included under "Other Expenses" in the Annual Fund Operating Expenses detailed above. A Fund's investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Foreign Securities Risk. The Fund will invest primarily in foreign securities, which involve investment risks different from those associated with domestic securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

Emerging Market Risk. The Fund will invest in foreign securities in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities. The Fund is not limited in the amount of assets that it may invest into emerging market securities; therefore, the Fund is at a greater risk of loss due to the risks of investing in emerging market countries if the Fund invests a significant portion of its assets in such countries.

European Market Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies or countries within the specific geographic regions in which the Fund invests. The Fund's performance may be more volatile than that of a fund that invests globally. If European securities fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

Geographic Concentration Risk. Because the Fund concentrates in a single region of the world, the Fund's performance may be more volatile than that of a fund that invests globally. If securities in the region fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

Value Style Risk. The Fund invests in a style that emphasizes "value stocks." The market may not agree with the determination that a stock is undervalued, and that the stock's price may not increase to what the Fund's investment adviser or sub-adviser believes is its full value. It may even decrease in value.

Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.

Market risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets. Stock prices change daily as a result of many factors, including developments affecting the condition of individual companies, the sector or industries in which they operate, and the market in general. The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions. In a declining stock market, prices for all companies (including those in the Fund's portfolio) may decline regardless of their long-term prospects. The Fund's performance per share will change daily in response to such factors.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may more heavily invest will vary; however, the Fund will invest less than 25% of its assets in any one industry or group of industries.

Portfolio Turnover Risk. The manager will sell portfolio securities when it is in the interests of the Fund and its shareholders to do so. Tax consequences are considered; however, the decision to sell a security is first and foremost an investment-driven one. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains and losses. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Investment Adviser Risk. The Adviser's implementation of the Fund's strategy may fail to produce the intended results. The Sub-Adviser's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. Investors in the Fund bear the risk that neither the Adviser nor the Sub-Adviser has had previous direct experience managing an investment company registered under the 1940 Act, which may limit their effectiveness. The experience of the portfolio managers is discussed in "Management of the Fund – Investment Adviser."

New Fund Risk: The Fund is a newly organized entity, and has no operating history. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Currency Risk. Currency risk is the chance that changes in currency exchange rates will negatively affect securities denominated in, and/or companies receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a portfolio's investment in securities denominated in a foreign currency or may widen existing losses. Currency gains and losses could occur regardless of the performance of the underlying investment.

Political/Economic Risk. Changes in economic and tax policies, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund's investments.

General Uncertainty Concerning Future Regulatory Changes. Regulatory changes may be imposed on the financial markets that could significantly restrict or affect the Adviser's ability to access financial markets. Any such regulations may impair the liquidity of the investments made by the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of your money is a principal risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here. You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here.

[1]	Estimated for the current fiscal year.
[2]	The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, litigation, brokerage, extraordinary expenses, and any transactions costs associated with short sales which may include but are not limited to brokerage commissions and dividends that are paid to persons from whom the Fund borrows securities) to an annual rate of 1.25% of the average net assets of the Fund. Net expenses after waiver will include the costs of selling short. This expense limitation and fee waiver agreement may be terminated by the Adviser at any time after November 17, 2012. Prior to November 17, 2012 the expense limitation and fee waiver agreement may only be terminated by the Board of Trustees of Drexel Hamilton Mutual Funds. The Adviser may recoup any waived amount, including organizational fees, from each Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed then existing expense limitations, at the time the waiver or reimbursement is made and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 16, 2011